FINANCIAL RISK MANAGEMENT - Capital management (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of risk management strategy related to hedge accounting [abstract]
Stock repurchase program, authorized amount per year	$ 100,000